Deferred Tax Assets and Deferred Tax Liabilities - Change in deferred tax (Details) - SEK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in deferred tax liability (asset) [abstract]
Cost at Opening Balance	kr (36,854)
Recognized in Profit or Loss	8,417	kr 600
Increase through Business Combinations	1,776	(37,454)
Cost at Closing Balance	(26,661)	(36,854)
Intangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Cost at Opening Balance	(47,120)
Recognized in Profit or Loss	0
Increase through Business Combinations	945	(47,120)
Cost at Closing Balance	(46,175)	(47,120)
Tangible assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Cost at Opening Balance	0
Recognized in Profit or Loss	(226)
Increase through Business Combinations	(12)
Cost at Closing Balance	(238)	0
Lease items net value
Reconciliation of changes in deferred tax liability (asset) [abstract]
Cost at Opening Balance	0
Recognized in Profit or Loss	256
Increase through Business Combinations	14
Cost at Closing Balance	270	0
Personnel-related items
Reconciliation of changes in deferred tax liability (asset) [abstract]
Cost at Opening Balance	596
Recognized in Profit or Loss	3,304	596
Increase through Business Combinations	240
Cost at Closing Balance	4,141	596
Tax loss carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Cost at Opening Balance	9,666
Recognized in Profit or Loss	5,065
Increase through Business Combinations	588	9,666
Cost at Closing Balance	15,319	9,666
Other items
Reconciliation of changes in deferred tax liability (asset) [abstract]
Cost at Opening Balance	4
Recognized in Profit or Loss	18	4
Increase through Business Combinations	1
Cost at Closing Balance	kr 23	kr 4